CONSOLIDATED STATEMENTS OF CASH FLOWS ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
OPERATING ACTIVITIES
Net loss for the year	₫ (57,471,671)	$ (2,408,098,177)	₫ (49,848,870)	₫ (32,218,961)
Adjustments to reconcile net loss to net cash flows:
Depreciation of property, plant and equipment	5,849,238	245,086,650	3,924,658	3,981,389
Amortization of intangible assets	466,454	19,544,708	2,341,850	897,562
Impairment of goodwill, assets and changes in fair value of held for sale assets	1,303,932	54,635,548	1,133,743	164,978
Amortization of finance lease right-of-use assets				12,421
Changes in operating lease right-of-use assets	1,162,222	48,697,813	448,651	273,270
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	8,692,883	364,237,116	5,988,521	6,513,514
Allowance against receivables			172,571	206,325
Deferred income tax expenses	(22,294)	(934,174)	946,738	150,536
Unrealized foreign exchange (gain)/losses	773,198	32,397,469	744,989	(448,262)
Investment (gain)/loss			18,962	(956,588)
Net loss/(gain) on financial instruments at fair value through profit or loss	4,879,833	204,467,988	(1,226,012)	1,710,029
Change in amortized costs of financial instruments measured at amortized cost	2,833,459	118,723,665	1,999,914	1,156,118
Share-based compensation expenses	150,103	6,289,408
Loss on disposal of fixed assets	81,165	3,400,863		113,395
Share of losses from equity investees				36,786
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	1,313,596	55,040,476	622,707	(7,406,143)
Inventories	(12,541,863)	(525,511,732)	(20,241,698)	(3,857,721)
Trade payables, deferred revenues, and other payables	(9,660,611)	(404,785,465)	17,792,820	760,098
Operating lease liabilities	(911,530)	(38,193,665)	(420,877)	(224,085)
Prepayments, other receivables and other assets	(547,480)	(22,939,747)	(27,080)	166,251
Net cash flows used in operating activities	(53,649,366)	(2,247,941,256)	(35,628,413)	(28,969,088)
INVESTING ACTIVITIES
Purchase of property, plant and equipment, and intangible assets (including deposit paid under construction contracts)	(24,953,280)	(1,045,557,697)	(17,681,672)	(6,007,925)
Repayment under a business investment and cooperation contract			(968,773)
Receipt from government grants	393,934	16,506,076
Proceeds from disposal of internal combustion engine ("ICE") assets			170,017
Proceeds from disposal of property, plant and equipment	1,003,506	42,047,515	1,412,976	48,798
Disbursement of bank deposit			(3,902)	(3,219,449)
Collection of loans	545,400	22,852,594	1,034,648	11,054,900
Payment for acquisition of a subsidiary (net of cash held by entity being acquired)	(6,900)	(289,114)		(77,099)
Proceeds from disposal of equity investment (net of cash held by entity being disposed)			(2,240)	196,407
Proceed from disposal of net assets under common control				424,418
Net cash flows from/(used in) investing activities	(23,017,340)	(964,440,626)	(16,038,946)	2,420,050
FINANCING ACTIVITIES
Capital contribution from owners/issuance of ordinary shares	4,759,291	199,417,204	6,317,129	9,988,508
Additional amount paid up to convert warrants to capital	1,421,444	59,559,373
Deemed contribution from owners	20,647,786	865,154,865	646,655
Deemed distribution to owners for transactions under common control				(498,959)
Payment for initial public offering costs			(41,649)
Proceeds from borrowings, business cooperation contract and convertible debenture	101,315,083	4,245,163,957	87,660,103	38,042,837
Repayment of borrowings	(50,722,940)	(2,125,322,216)	(41,637,135)	(18,677,191)
Net cash flows from financing activities	77,420,664	3,243,973,183	52,945,103	28,855,195
Net increase in cash, cash equivalents and restricted cash	753,958	31,591,301	1,277,744	2,306,157
Cash, cash equivalents and restricted cash at January 1	4,271,442	178,976,033	3,024,916	827,742
Net foreign exchange differences	(266,319)	(11,158,929)	(31,218)	(108,983)
Cash, cash equivalents and restricted cash at December 31	4,759,081	199,408,405	4,271,442	3,024,916
Supplement disclosures of non-cash activities
Debt conversion to equity			71,515,874	4,121,775
Non-cash property, plant and equipment additions	7,313,950	306,458,979	13,349,412	2,274,048
Exercise of warrant liability	1,476,476	61,865,290
Commitment shares issued under Standby Equity Subscription Agreement	118,828	4,978,966
Borrowings by converting from the Group's consideration payable for acquisition of Vingroup Investment Vietnam JSC				4,693,380
Establishment of right-of-use assets and lease liabilities at commencement dates and lease modification	3,678,024	154,111,456	2,772,465	1,318,222
Non-cash consideration included in the purchase consideration of business combination				280,912
Interest payable conversion to debt			2,625,845
Supplemental Disclosure
Interest paid, net of capitalized interest	7,487,827	313,744,532	4,378,839	2,873,846
Income tax paid	₫ 99,791	$ 4,181,304	₫ 22,618	₫ 51,409